Statement of Cash Flows - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (25,097,268)	$ (83,170,163)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation	22,800,000	78,234,785
Common stock issued in lieu of interest	0	111,967
Loss on change in fair value of derivatives	0	22,510
Debt discount and deferred issuance cost amortization	12,560	0
Debt discount accretion	0	69,205
Stock issued for services	0	3,317,972
Changes in assets and liabilities
Licensed content	0	(443,077)
Other assets	0	(6,000)
Accounts payable	460,530	914,766
Accrued expenses	496,754	(210,247)
Related party accounts payable	272,465	0
Accrued compensation	495,167	363,629
Accrued interest	0	9,601
Net cash used in operating activities	(559,792)	(785,052)
Cash Flows from Financing Activities
Proceeds from issuance of related party promissory notes	560,000	70,000
Payments on related party promissory notes	0	(35,000)
Proceeds from issuance of convertible promissory notes	0	309,000
Proceeds from issuance of common stock	0	440,850
Net cash provided by financing activities	560,000	784,850
Net change in cash and cash equivalents	208	(202)
Cash and cash equivalents at beginning of the period	0	208
Cash and cash equivalents at end of the period	208	6
Supplementary Disclosures of Cash Flow Information
Cash paid for income taxes	0	0
Cash paid for interest	0	0
Non Cash Investing and Financing Activities
Common stock issued for settlement of related party accounts payable, value	0	340,163
Related party debt forgiveness	$ 0	$ 388,988